INCOME TAXES	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

21. INCOME TAXES

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, Chijet Motor is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiary, Baoya Technology Holdings Limited is incorporated in the BVI and under the current laws of the BVI, Baoya Technology Holdings Limited is not subject to tax on income or capital gain. In addition, payments of dividend by the subsidiary to their shareholders are not subject to withholding tax in the BVI.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary, Baoyaev Group Limited, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HKD $2.0 million assessable profits will be subject to an 8.25% lower tax rate and remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

The PRC

The Company’s subsidiaries that are incorporated in the PRC are subject to Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the new PRC Enterprise Income Tax Laws (“PRC Income Tax Laws”) effective from January 1, 2008. Pursuant to the PRC Income Tax Laws, the Company’s PRC subsidiaries are subject to a CIT statutory rate of 25%.

Composition of income tax benefits for the periods presented are as follow:

	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Current income tax expenses (benefits)	-	-
Deferred income tax expenses (benefits)	-	-
Income tax expenses	-	-

Reconciliations of the income tax expenses (benefits) computed by applying the PRC statutory income tax rate of 25% to the Company’s income tax expenses of the period presented are as follows:

	June 30, 2024	June 30, 2023
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Loss before income tax expenses	(31,523)	(57,591)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(7,881)	(14,398)
Use of NOL	(98)	-
Effect of additional deduction for qualified R&D expenses	(269)	(779)
Effect of changes in asset value	332	584
Non-deductible expenses	48	84
Changes in valuation allowance and others	7,868	14,509
Income tax expenses	-	-

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent loss and forecasts of future profitability. These assumptions require significant judgment, and the forecasts of future taxable income are consistent with the plans and estimates the Company is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Company’s deferred tax assets (liabilities) consisted of the following components:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Deferred tax assets
Net operating loss carryforwards	144,150	140,835
Accrued warranty	61	51
Accrued expenses	12,521	11,095
Investment loss	695	695
Inventory impairment	3,091	3,029
Fixed assets impairment provision	949	973
Bad debts	(4)	80
Accrued payroll	11,936	13,088
Subtotal	173,399	169,846

Fair value change of fixed assets	(9,804)	(10,321)
Fair value change of intangible assets	(3,626)	(3,763)
Total deferred tax liabilities	(13,430)	(14,084)

Net deferred tax assets	159,969	155,762
Less: valuation allowance	(159,969)	(155,762)
Deferred tax assets, net of valuation allowance	-	-

A valuation allowance is provided against deferred tax assets when the Company determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future.

The Company has tax losses arising in Mainland China of US$576,598 thousand that will expire in one to ten years for deduction against future taxable profits.